Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenue
	Year Ended December 31,
	2022		2021
Revenue by Contract Type
Fixed price	$80,801	94%	$68,487	94%
Time and materials	5,145	6%	4,063	6%
Total	$85,946	100%	$72,550	100%

Schedule of contract assets
	December 31, 2022	December 31, 2021
Contract Assets
Deferred contract costs	$6,633	$1,800
Unbilled receivables	347	44
Total	$6,979	$1,844

Schedule of contract liabilities
	December 31, 2022	December 31, 2021
Contract Liabilities
Contract liabilities – current
Deferred revenue	$39,831	$31,644
Contract loss provision	10,120	12,001
Accrued launch costs	6,705	5,984
Total contract liabilities – current	56,656	49,629
Contract liabilities – long-term
Contract loss provision	2,188	10,530
Total contract liabilities – long-term	2,188	10,530
Total contract liabilities	$58,844	$60,159